Income Taxes - Components of deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Investment in partnership	$ 115,667
Tax credit carryforwards	513
Net operating loss carryforwards	6,048
Total deferred tax assets	122,228
Less valuation allowance	(122,228)
Deferred tax assets, net of valuation allowance		$ 0
Net deferred tax liabilities	0	$ 0
Federal net operating losses	22,000
Federal tax credits	500
unrecognized tax benefits	$ 0